Leases	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2025	Sep. 30, 2025	Dec. 31, 2024
Leases [Line Items]
LEASES

NOTE 8—LEASES

Operating Leases

In June 2025, the Company entered into a lease agreement for office space located in Richmond, Virginia. The lease commenced on June 1, 2025 and is for a term of three years. Under the terms of the lease, the Company will lease the premises at the monthly rate of $1,995 for the first year, with scheduled annual increases. The lease agreement contains customary events of default, representations, warranties, and covenants. The measurement of the right-of-use asset and liability associated with this operating lease was $68,760.

In July 2025, the Company entered into a lease agreement for office space located in Sardinia, Ohio. The lease commenced on July 1, 2025 and is for a term of two years. Under the terms of the lease, the Company will lease the premises at the monthly rate of $3,150 for the first year, with scheduled annual increases. The lease agreement contains customary events of default, representations, warranties, and covenants. The measurement of the right-of-use asset and liability associated with this operating lease was $72,215.

In August 2025, in connection with the acquisition of Heliogen, the Company entered into a lease agreement for office space located in Houston, Texas. The lease commenced on August 8, 2025 and is for a term of 13 months. Under the terms of the lease, the Company will lease the premises at the monthly rate of $10,451. The lease agreement contains customary events of default, representations, warranties, and covenants. The measurement of the right-of-use asset and liability associated with this operating lease was $130,225 and is part of the net assets acquired in the acquisition of Heliogen in the non-cash investing and financing activities of the condensed consolidated statements of cash flows.

The following was included in the condensed consolidated balance sheets at September 30, 2025 and December 31, 2024:

	September 30, 2025	December 31, 2024
Operating lease right-of-use assets	$1,067,373	$1,268,139

Operating lease liabilities, current portion	724,083	583,429
Operating lease liabilities, long-term	448,633	799,385
Total operating lease liabilities	$1,172,716	$1,382,814

Weighted-average remaining lease term (years)	1.64	2.39
Weighted-average discount rate	4.98%	4.97%

The Company records operating lease costs in general and administrative expenses in the condensed consolidated statements of operations. Operating lease costs for the three months ended September 30, 2025 and 2024 was $167,914 and $133,892, respectively. Operating lease costs for the nine months ended September 30, 2025 and 2024 was $516,889 and $461,822, respectively.

As of September 30, 2025, maturities of operating lease liabilities were as follows:

Year Ending December 31,	Amount
2025 (remaining)	$192,604
2026	717,863
2027	244,051
2028	69,147
Total	1,223,665
Less: imputed interest	(50,949)
Total operating lease liabilities	$1,172,716

Finance Leases

As of September 30, 2025, maturities of finance lease liabilities were as follows:

Year Ending December 31,	Amount
2025 (remaining)	$42,869
2026	171,476
2027	171,476
2028	47,607
Total	433,428
Less: imputed interest	(50,810)
Total finance lease liabilities	$382,618

As of September 30, 2025, the weighted-average remaining lease term for all finance leases is 2.53 years and the weighted average discount rate is 9.76%.

NOTE 9 — LEASES

The Company leases both office space and warehouse space for its operations. Lease maturities vary from 2 to 5 years. These leases are recorded as operating leases and as such periodic payments (monthly) are expensed according to the period for which payment is made.

Operating lease costs recorded in general and administrative expenses in the consolidated statements of operations were $719,049 and $599,873 for the years ended December 31, 2024, and 2023, respectively.

The Company also leases multiple vehicles for its operations. The leases on vehicles generally have a 5-year term and are recorded as finance leases.

Finance lease costs recorded in depreciation and amortization in the consolidated statements of operations were $136,472 and $98,881 for the years ended December 31, 2024, and 2023, respectively. Finance lease costs recorded in interest expense in the consolidated statements of operations were $52,100 and $44,506 for the years ended December 31, 2024, and 2023, respectively.

The following amounts were recorded in the Company’s consolidated balance sheets relating to its operating and finance lease and other supplemental information:

Other supplemental information:

Weighted average remaining lease term (years)
Operating leases	2.39	2.86
Finance leases	3.28	4.28
Weighted average discount rate
Operating leases	4.97%	4.26%
Finance leases	9.76%	9.75%

The following tables present the maturity of operating and finance lease liabilities as of December 31, 2024:

Operating leases

Years	Operating Leases
2025	636,225
2026	572,098
2027	200,061
2028	58,565
Total lease payments	1,466,949
Less interest	84,135
Present value of lease liabilities	1,382,814

Finance leases

Years	Finance Leases
2025	171,476
2026	171,476
2027	171,476
2028	47,607
Total lease payments	562,035
Less interest	82,764
Present value of lease liabilities	479,271

The Company has deposited security payments related to the facility leases of $80,794 included in the accompanying consolidated balance sheets as other assets.

Heliogen, Inc. [Member]
Leases [Line Items]
LEASES

Note 6—Leases

The Company has operating leases, primarily for real estate. There are no material residual value guarantees associated with any of the Company’s operating leases.

Pasadena, California. On May 23, 2021, we executed a seven-year lease for office space in Pasadena, California (the “Pasadena Office Lease”). The Pasadena Office Lease includes an early termination option at no cost, which we intend to exercise on May 31, 2026. During the first quarter of 2025, we performed an impairment assessment of our Pasadena Office Lease due to continued workforce reductions and a decline in the market for subleases as the lease termination nears. We determined that the carrying value of the Pasadena Office Lease exceeded the fair value of the respective remaining lease term and recorded a right-of-use asset impairment of $0.9 million, which is included in impairment and other charges on our consolidated statements of operations.

Long Beach, California. Effective July 27, 2021, we executed a lease for manufacturing space in Long Beach, California (the “Long Beach Lease”) for five years. As security for the Company’s faithful performance of its obligations under the Long Beach Lease, a commercial bank issued an unconditional and irrevocable $1.5 million standby letter of credit payable to the lessor. Effective February 18, 2025, we executed a lease termination agreement for the Long Beach Lease, which resulted in a one-time termination fee of $0.8 million. In connection with the lease termination, the Company removed the remaining $1.5 million right-of-use asset and $2.8 million operating lease liabilities for the Long Beach Lease, and recognized a $0.5 million gain on the lease termination. Further, pursuant to the terms of the lease termination, the cash collateralized $1.5 million standby letter of credit was released to the Company in March 2025.

Plains, Texas. On October 1, 2023, we executed a ten-year term lease in Plains, Texas for rural undeveloped agricultural land and we initiated construction on the Texas Steam Plant (the “Texas Steam Plant Lease”). The Texas Steam Plant Lease includes an option for the Company to extend for an additional ten years.

In the fourth quarter of 2024, in an effort to conserve cash and in light of the shifting landscape following the U.S. presidential elections, we made the decision to halt construction of our Texas Steam Plant. Effective in May 2025, we executed a lease termination agreement for the Texas Steam Plant Lease, which resulted in a one-time termination fee of $0.2 million. In connection with the lease termination, the Company removed the remaining $0.5 million operating lease liabilities for the Texas Steam Plant Lease, and recognized a $0.3 million gain on the lease termination.

The following table provides information on the amounts of our right-of-use assets and liabilities included on our consolidated balances sheets:

$ in thousands	Financial Statement Line	June 30, 2025	December 31, 2024
Operating lease right-of-use assets	Operating lease right-of-use assets	$122	$2,831
Operating lease liabilities, current	Accrued expenses and other current liabilities	989	2,550
Operating lease liabilities, non-current	Operating lease liabilities, non-current	21	2,314

The weighted-average remaining lease terms and discount rates for the Company’s operating leases were as follows:

	June 30, 2025	December 31, 2024
Weighted-average remaining lease term (years)	1.0	2.5
Weighted-average discount rate	7.5%	8.4%

The following table summarizes the supplemental cash flow information related to leases:

	Six Months Ended
	June 30,
$ in thousands	2025	2024
Cash paid for amounts included in the measurement of operating lease liabilities	$627	$1,370
Right-of-use assets obtained in exchange for new operating lease liabilities	—	132
Right-of-use assets removed upon lease termination	1,494	—
Decrease in right-of-use asset and operating lease liabilities due to lease remeasurement	—	6,417

As of June 30, 2025, the maturities of our future undiscounted cash flows associated with our operating lease liabilities were as follows:

$ in thousands
2025 (remaining months)	$555
2026	495
Total future lease payments	$1,050
Less: Imputed interest	(40)
Present value of future lease payments	$1,010

Note 9 — Leases

The Company has operating leases, primarily for real estate. There are no material residual value guarantees associated with any of the Company’s operating leases.

Pasadena, California.    On May 23, 2021, we executed a seven-year lease for office space in Pasadena, California (the “Pasadena Office Lease”). The Pasadena Office Lease includes a termination option under which the Company can terminate the lease for any reason and at no cost, with proper notice, at any time effective on or after May 31, 2026. As of December 31 2024, we anticipate we will exercise the early termination option and end the Pasadena Office Lease on May 31, 2026 due to the various workforce reductions that have occurred during the year. As a result, during the year ended December 31, 2024, our right-of-use asset and operating lease liabilities for the Pasadena Office Lease were both decreased by $1.5 million.

In May 2021, Heliogen sub-leased a portion of its office space subject to the Pasadena Office Lease to Idealab, a California corporation (“Idealab”). In March and May 2023, Heliogen entered into amendments to the sub-lease with Idealab.

Long Beach, California.    Effective July 27, 2021, we executed the Long Beach Lease for five years, with an option for the Company to renew for an additional five years, which we originally anticipated utilizing. As discussed in Note 13 — Impairment and Other Charges — Manufacturing Facility Closure, in May 2024, the Company made the decision to close the Manufacturing Facility, therefore, the Company no longer anticipates utilizing the five-year renewal option for the Long Beach Lease. As a result, during the second quarter of 2024, our right-of-use asset and operating lease liabilities for the Long Beach Lease were both decreased by $6.4 million.

As of December 31 2024, we performed an impairment assessment of our Long Beach Lease, given the decision to close the Manufacturing Facility and discussions to terminate the Long Beach Lease and recorded a right-of-use asset impairment of $0.8 million, which is included in impairment and other charges on our consolidated statements of operations. Effective February 18, 2025, we executed a lease termination agreement for the Long Beach Lease.

As security for the Company’s faithful performance of its obligations under the Long Beach Lease, a commercial bank issued an unconditional and irrevocable $1.5 million standby letter of credit payable to the lessor. As of December 31, 2024, the Company still had a $1.5 million standby letter of credit outstanding associated with the Long Beach lease, included in restricted cash on our consolidated balance sheet. Pursuant to the terms of the lease termination, the $1.5 million standby letter of credit was released to the Company in March 2025.

Houston, Texas.    On January 1, 2022, we executed a 26-month lease for office space in Houston, Texas (the “Houston Office Lease”) with an option for the Company to renew for an additional two years. On October 27, 2023, we executed an amendment to the Houston Office Lease. The amendment provides for an extension of 30-months to the Houston Office Lease terms commencing on March 1, 2024 and added additional office space.

Plains, Texas.    On October 1, 2023, we executed a ten-year term lease in Plains, Texas for rural undeveloped agricultural land and we initiated construction on the Texas Steam Plant (the “Texas Steam Plant Lease”). The Texas Steam Plant Lease includes an option for the Company to extend for an additional ten years.

In the fourth quarter of 2024, in an effort to conserve cash and in light of the shifting landscape following the U.S. presidential elections, we made the decision to halt construction of our Texas Steam Plant. As a result, we performed an impairment assessment of our Texas Steam Plant Lease as of December 31, 2024 and recorded a right-of-use asset impairment of $0.5 million, which is included in impairment and other charges on our consolidated statements of operations.

The following table provides information on the amounts of our right-of-use assets and liabilities included on our consolidated balances sheets:

		December 31,
$ in thousands	Financial Statement Line	2024	2023
Operating lease right-of-use assets	Operating lease right-of-use assets	$2,831	$13,909
Operating lease liabilities, current	Accrued expenses and other current liabilities	2,550	1,792
Operating lease liabilities, non-current	Operating lease liabilities, non-current	2,314	12,878

The following table summarizes the components of lease costs:

	Year Ended December 31,
$ in thousands	2024	2023
Operating lease cost	$2,738	$2,759
Sublease income	(167)	(155)
Total lease cost	$2,571	$2,604

The Company has variable and other related lease costs which were not considered material for the years ended December 31, 2024 and 2023.

The weighted-average remaining lease terms and discount rates for the Company’s operating leases were as follows:

	December 31,
	2024	2023
Weighted-average remaining lease term (years)	2.5	7.0
Weighted-average discount rate	8.4%	7.4%

The following table summarizes the supplemental cash flow information related to leases:

	Year Ended December 31,
$ in thousands	2024	2023
Cash paid for amounts included in the measurement of operating lease liabilities	$2,819	$2,717
Right-of-use assets obtained in exchange for new operating lease liabilities	132	847
Decrease in right-of-use asset and operating lease liabilities due to lease remeasurement	7,868	—

As of December 31, 2024, the maturities of our future undiscounted cash flows associated with our operating lease liabilities were as follows:

$ in thousands
2025	$2,854
2026	1,947
2027	109
2028	111
2029	112
Thereafter	437
Total future lease payments	$5,570
Less: Imputed interest	(706)
Present value of future lease payments	$4,864

Right-of-way Lease. In April 2022, we executed a 30-year right-of-way lease agreement with the Bureau of Land Management (the “BLM”) for land within the Brenda Solar Energy Zone (the “Brenda SEZ”). The agreement has an initial annual base rent of $19 thousand and contains a 2% per annum escalation clause. The Company may relinquish the lease early which will terminate the lease as of the end of the then-current calendar year.

The Brenda SEZ provides ideal conditions for concentrated solar installations, allowing for a project that could produce low-cost, low-carbon power to meet growing demand while reducing emissions. However, as of December 31, 2024, the Company does not have the ability to use the premises for project development without approval from the BLM. As a result, the Company has not recognized an operating right-of-use asset or liability on the consolidated balance sheets. During the year ended December 31, 2024, the Company paid an annual base rent of $30 thousand.